Note 11 - Share-based Payments - Options Outstanding (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019	Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
Balance, number of options	4,240,000	6,970,000	6,642,000
Outstanding, weighted average exercise price (in CAD per share)	$ 0.07	$ 0.12	$ 0.13
Balance, weighted average remaining contract life (Year)	6 months 29 days	1 year 29 days	1 year 1 month 17 days	2 years 10 days	1 year 6 months 7 days
Granted, number of options		0	450,000
Granted, weighted average exercise price (in CAD per share)		$ 0	$ 0.05
Forfeited, number of options		0	(122,000)
Forfeited, weighted average exercise price (in CAD per share)			$ 0.18
Expired, number of options		(2,730,000)
Expired, weighted average exercise price (in CAD per share)		$ 0.20
Forfeited, weighted average exercise price (in CAD per share)		$ 0	$ (0.05)
Balance, number of options	4,240,000	4,240,000	6,970,000		6,642,000
Outstanding, weighted average exercise price (in CAD per share)	$ 0.07	$ 0.07	$ 0.12		$ 0.13
Options exercisable	4,240,000	4,127,500	6,662,505
Options exercisable, per share (in CAD per share)	$ 0.07	$ 0.07	$ 0.13